Earnings per share (Details) € / shares in Units, € in Millions, shares in Millions	3 Months Ended				9 Months Ended
	Sep. 30, 2018 $ / shares	Sep. 30, 2018 EUR (€) € / shares shares	Sep. 30, 2017 $ / shares	Sep. 30, 2017 EUR (€) € / shares shares	Sep. 30, 2018 $ / shares	Sep. 30, 2018 EUR (€) € / shares shares	Sep. 30, 2017 $ / shares	Sep. 30, 2017 EUR (€) € / shares shares
Earnings per share [abstract]
Profit (loss) | €		€ 36.3		€ 41.9		€ 129.7		€ 109.2
Basic earnings per share
Weighted average Ordinary Shares and Founder Preferred Shares		175.6		172.4		175.6		179.2
Basic and diluted earnings per share (in euro per share) | € / shares		€ 0.21		€ 0.24		€ 0.74		€ 0.61
Diluted earnings per share
Weighted average Ordinary Shares and Founder Preferred Shares		175.7		172.4		175.6		179.2
Diluted earnings per share | $ / shares	$ 0.21		$ 0.24		$ 0.74		$ 0.61